Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 7 - INTANGIBLE ASSETS:

The identifiable intangible assets were recorded as follows:

		December 31
	Estimated	2025	2024
	Useful life	U.S. dollars in thousands
Cost:
Core technology	5.58	4,653	4,653
Customer relationships	5.58	597	597
		5,250	5,250
Less - accumulated amortization		1,488	548
Intangible assets, net		3,762	4,702

Amortization of intangible assets for each of the next four years and thereafter is expected to be as follows:

2026	941
2027	941
2028	941
2029	939
Total	3,762

Amortization expenses of intangible assets were $941 thousand $548 and thousand for the years ended December 31, 2025 and 2024, respectively.